Related Party Transactions - (Transactions with Equity Method Investees) (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Consolidated Balance Sheets
Accounts receivable		$ 576.0	$ 688.6
Accounts payable		248.2	246.7
Deferred revenue		235.5	170.6
Consolidated Statements of Operations
Revenues		3,195.5	2,986.4	$ 3,083.8
Direct operating		2,210.0	1,886.7	2,207.9
LIONS GATE ENTERTAINMENT CORP [Member]
Consolidated Balance Sheets
Accounts receivable		636.5	753.0
Accounts payable		310.1	327.6
Consolidated Statements of Operations
Revenues		3,947.9	4,016.9	3,854.8
Direct operating		2,352.1	2,189.2	2,312.5
Interest and other income		15.1	22.1	6.4
Equity Method Investees
Consolidated Balance Sheets
Accounts payable		17.6	16.8
Equity Method Investees | LIONS GATE ENTERTAINMENT CORP [Member]
Consolidated Balance Sheets
Accounts receivable		11.7	11.1
Investment in films and television programs		1.1	2.2
Total due from related parties		12.8	13.3
Accounts payable	[1]	17.6	16.8
Participations and residuals, current		11.1	5.5
Participations and residuals, noncurrent		1.8	1.3
Deferred revenue		0.1	0.1
Total due to related parties		30.6	23.7
Consolidated Statements of Operations
Revenues		4.0	4.2	6.1
Direct operating		4.6	5.0	8.3
Distribution and marketing expense		3.0	0.8	0.4
Interest and other income		$ 0.0	$ 0.0	$ 1.7

[1]	Amounts primarily represent production related advances due to certain of its equity method investees.